Note 12 - Financial Information of Parent Company - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents	$ 4,463	$ 950
Total Asset	14,216	9,889
Total Liability	283	158
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 168,000,000 shares as of June 30, 2025; and US$0.0020 par value; authorized 100,000,000 shares; issued and outstanding 8,484,581 shares as of June 30, 2026)	17	17
Additional paid-in capital	46,578	45,783
Accumulated deficit	32,645	36,069
Total Shareholders’ Equity:	13,933	9,731	$ 2,562	$ 3,203
Total Liability and Shareholders’ Equity:	14,216	9,889
Parent Company [Member]
Cash and cash equivalents	721	0
Interests in subsidiaries	50	0
Total Asset	25,189	25,982
Other payables and accrued liabilities	183	150
Total Liability	183	150
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 168,000,000 shares as of June 30, 2025; and US$0.0020 par value; authorized 100,000,000 shares; issued and outstanding 8,484,581 shares as of June 30, 2026)	17	17
Additional paid-in capital	29,996	29,200
Accumulated deficit	(5,007)	(3,385)
Total Shareholders’ Equity:	25,006	25,832
Total Liability and Shareholders’ Equity:	25,189	25,982
Parent Company [Member] | Related Party [Member]
Due from related parties	$ 24,418	$ 25,982